Dividends - Summary of Final and Interim Dividend Per Share and Amount (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Dividends Line Item
Total dividend per share	£ 0.1517	£ 0.1540	£ 0.1445
Total dividend paid amount	£ 1,503	£ 1,524	£ 1,436	£ 1,436
Final Dividend [Member]
Disclosure Of Dividends Line Item
Final dividend in respect of the prior year, per share	£ 0.1055	£ 0.1055	£ 0.0960
Interim dividend in respect of the current year, per share	£ 0.0462	£ 0.0485	£ 0.0485
Final dividend in respect of the prior year, amount	£ 1,045	£ 1,044	£ 954
Interim dividend in respect of the current year, amount	£ 458	£ 480	£ 482